Loan Receivable - Third Party (Tables)	6 Months Ended
Jun. 30, 2026
Loan Receivable - Third Party [Abstract]
Schedule of Loan Receivable - Third Party

Loan receivable – third party, net consisted of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Borrower A	1,321,944	356,944	275,824
Loan receivable – third party	1,321,944	356,944	275,824